Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Trade receivables	$ 42,481	$ 41,675	$ 30,720
Deposits and prepayments	1,906	2,460	2,045
Other receivables	1,842	952	209
Total	$ 46,229	$ 45,087	32,974
As previously reported
Ifrs Statement [Line Items]
Trade receivables			30,909
Deposits and prepayments			2,045
Other receivables			209
Total			$ 33,163